Fixed Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets Textuals [Abstract]
Depreciation expense	$ 60,337	$ 62,951	$ 248,877	$ 247,156
Depreciation allocated to cost of sales			$ 25,667	$ 22,610